Exchange rates in US$	12 Months Ended
Dec. 31, 2018
Foreign Exchange Rates [Abstract]
Exchange rates in US$

41 Exchange rates in US$

The principal exchange rates used in the preparation of the 2018 financial statements were:

	Full-year average			Year-end
	2018	2017	2016	2018	2017	2016
Sterling	1.34	1.29	1.36	1.27	1.34	1.22
Australian dollar	0.75	0.77	0.74	0.70	0.78	0.72
Canadian dollar	0.77	0.77	0.76	0.73	0.79	0.74
Euro	1.18	1.13	1.11	1.14	1.20	1.05
South African rand	0.076	0.075	0.068	0.069	0.081	0.073